Equity (Details) S/ / shares in Units, $ / shares in Units, S/ in Thousands, $ in Millions		1 Months Ended		12 Months Ended
	Dec. 01, 2022 S/ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) $ / shares shares	Dec. 31, 2023 PEN (S/) S/ / shares $ / shares shares	Dec. 31, 2022 PEN (S/) S/ / shares shares	Dec. 31, 2021 S/ / shares shares	Dec. 31, 2023 $ / shares	Dec. 27, 2023 S/ / shares shares	Feb. 28, 2022 S/ / shares shares
Equity (Details) [Line Items]
Convertible bond shares		78,970	11,000
Convertible bond par value (in Dollars per share) | $ / shares		$ 1,000	$ 1,000
Principal amount capital (in Dollars) | $		$ 78.9	$ 11.0
New voting common shares		287,261,051							37,801,073
New voting common shares par value (in Nuevos Soles per share) | S/ / shares									S/ 1
Number of shares represents as capital	1,196,979,979
Par value per share (in Nuevos Soles per share) | S/ / shares	S/ 1							S/ 0.4971
Common shares issued								174,984,912
placement loss								87,999,912
Number of equity shares per American Depository Shares | (per share)				$ 15	S/ 15	S/ 5
Quoted share price | (per share)				$ 0.83	S/ 1.37		$ 0.57
Trading frequency, percentage				49.80%	75.00%	77.27%
Annual profit, percentage				10.00%
Maximum allowed percentage to legal reserve to paid-in capital				20.00%
Voluntary reserve (in Nuevos Soles) | S/					S/ 29,970
Paid-in capital, percentage					20.00%
Excess of total income obtained by shares issued over nominal value (in Nuevos Soles) | S/				$ 1,142,000
Bottom of range [member]
Equity (Details) [Line Items]
Increased capital stock shares		909,718,928						1,196,979,979	871,917,855
Top of range [member]
Equity (Details) [Line Items]
Increased capital stock shares		1,196,979,979						1,371,964,891	909,718,928
ADSs [Member]
Equity (Details) [Line Items]
Number of shares				70,312,080	130,025,625	136,637,740
Ordinary Shares [Member]
Equity (Details) [Line Items]
Number of shares				4,687,472	8,668,375	27,327,548